March 29, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Strategic Funds, Inc.

- Dreyfus Select Managers Small Cap Value Fund

- Dreyfus U.S. Equity Fund

-Global Stock Fund

-International Stock Fund

            1933 Act File No.:  2-88816
            1940 Act File No.:  811-03940
            CIK No.:  000737520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 144 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 26, 2019.

Please address any comments or questions to my attention at (212) 922-6833.

Sincerely,

/s/ Beth Larkin
Beth Larkin
Lead Analyst/Paralegal